Share Capital (Details) $ / shares in Units, ¥ in Thousands							1 Months Ended
	Mar. 11, 2021 CNY (¥) shares	Mar. 11, 2021 USD ($) $ / shares shares	Jan. 12, 2021 shares	Jan. 10, 2021 CNY (¥)	Jan. 10, 2021 USD ($) $ / shares shares	Aug. 26, 2019	Sep. 19, 2018 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2018 shares
Share Capital (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares								$ 0.00001	$ 0.00001
Ordinary shares, issued								86,838,700	70,488,700
Ordinary shares, outstanding								86,838,700	70,488,700
Ordinary shares					1,350,000
Purchase price (in Dollars) | $					$ 450,000
Net proceeds (in Yuan Renminbi) | ¥				¥ 28,691
Capital Units [Member]
Share Capital (Details) [Line Items]
Share capital (in Dollars) | $							$ 50
Dividend into ordinary shares							50,000
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 1
Ordinary shares, issued			70,488,700							1
Ordinary shares, outstanding										1
Share subdivision basis description						On August 26, 2019, the Company completed its share subdivision on a 100,000-for-1 basis, which resulted in increase an in the number of shares authorized from 50,000 shares to 5,000,000,000 shares, shares issued and outstanding from 1 to 100,000 shares, respectively, after the effect of share subdivision.
Shares issued			100,000
Nominal issuance of new shares			70,488,700
Nominal issuance of old shares			100,000
Received consideration (in Dollars) | $		$ 45,577,468
Amount received	¥ 296,386	45,577
Paid-in capital (in Yuan Renminbi) | ¥	¥ 296,381
IPO [Member]
Share Capital (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares					$ 10
Class A Ordinary Shares [Member] | Capital Units [Member]
Share Capital (Details) [Line Items]
Issued shares (in Dollars) | $		$ 22,500,000
American Depositary Shares [Member] | Capital Units [Member]
Share Capital (Details) [Line Items]
Shares issued		7,500,000
Price per share (in Dollars per share) | $ / shares		$ 10
Proceed sold shares	2,500,000	2,500,000